                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5845

                           Van Kampen Senior Loan Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

             (Address of principal executive offices)   (Zip code)


                                 Ronald Robison
--------------------------------------------------------------------------------
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/06

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Senior Loan Fund performed during the semi-annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of January 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       AN INVESTMENT IN SENIOR LOANS IS SUBJECT TO CERTAIN RISKS SUCH AS LOAN DEFAULTS AND ILLIQUIDITY DUE TO INSUFFICIENT COLLATERAL BACKING.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 1/31/06

                           A SHARES            B SHARES            C SHARES            IB SHARES           IC SHARES
                        since 2/18/2005     since 2/18/2005     since 2/18/2005     since 10/4/1989     since 6/13/2003
------------------------------------------------------------------------------------------------------------------------
                         W/O                 W/O                 W/O                 W/O                 W/O
AVERAGE ANNUAL          SALES    W/SALES    SALES    W/SALES    SALES    W/SALES    SALES    W/SALES    SALES    W/SALES
TOTAL RETURNS          CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES

Since Inception         3.55%     0.15%     2.83%    -0.15%     2.83%     1.84%     5.91%     5.91%     7.84%     7.84%

10-year                  N/A       N/A       N/A       N/A       N/A       N/A      4.71      4.71       N/A       N/A

5-year                   N/A       N/A       N/A       N/A       N/A       N/A      4.93      4.77       N/A       N/A

1-year                   N/A       N/A       N/A       N/A       N/A       N/A      4.35      1.36      4.23      3.23

6-month                 1.77     -1.58      1.40     -1.58      1.40      0.41      1.77     -1.21      1.77      0.78
------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 3.25 percent for Class A shares, an early withdrawal charge of 3.00 percent for Class B shares (in year one and declining to zero after year five), an early withdrawal charge of 1.00 percent for Class C shares in year one, and combined distribution fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares and a service fee of up to 0.15 percent for Class IC shares. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006

MARKET CONDITIONS

During the six-month period ended January 31, 2006, positive economic and corporate trends created a favorable backdrop for the senior loan asset class. The Gulf Coast hurricanes did not dampen the U.S. economy to the extent some had expected, nor did high oil prices and struggles of the auto industry. Inflation remained largely contained. By and large, corporations posted good profits, reflecting on-track business strategies, increasing revenues, strengthening balance sheets and improving credit quality. Despite some well publicized exceptions, corporate debt default rates remained low overall. These influences stoked ongoing demand for senior loans, from institutional and individual investors alike.

Moreover, the adjustable-rate characteristics of senior loans proved particularly beneficial during the period. Because the yields of senior loans adjust in tandem to changes in short-term interest rates, the asset class was well positioned as interest rates rose across the short- and intermediate-term portions of the bond market.

The strong demand for senior loans was met by robust supply in both the primary and secondary markets. Merger-and-acquisition activity, leveraged buyouts (private-to-public transactions), sponsor-driven dividend loans and second lien loans were among the activities spurring issuance. In this environment, yield spreads in the senior loan market held steady.

PERFORMANCE ANALYSIS

The fund returned 1.77 percent for the six months ended January 31, 2006 (Class A shares, unadjusted for sales charges).

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006

-------------------------------------------------------------
      CLASS A   CLASS B   CLASS C   CLASS IB   CLASS IC

       1.77%     1.40%     1.40%     1.77%      1.77%
-------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

We believe that the rigor of our approach and our experience in the senior loan market were principal drivers of the fund's performance of the period. We managed the fund according to our research intensive, time-tested approach, seeking to balance yield with a stable net asset value. Our investment process focused on identifying companies with strong management, solid and predictable cash flows, and sufficient collateral in the event of default.

Consistent with our dedication to risk management, we diversified the portfolio broadly across the senior loan market. We followed a bottom-up security selection process, with investment decisions driven principally by our analysis of individual company fundamentals. That said, the portfolio construction process was also informed by our comprehensive analysis of larger industry and sector trends. Notably, the fund's positioning reflected a defensive tilt throughout the period. Our criteria led us to favor senior loans in sectors that typically provide stable performance throughout an economic cycle. For example, the fund includes debt issued by food, drug and beverage companies, cable broadcasters, and leisure companies. These companies have historically enjoyed steady day-to-day demand for goods and services. The fund also included holdings in the defense industry; these issuers were well positioned to benefit from long-term demand trends, and held extensive hard assets as loan collateral.

In contrast, we avoided companies we believed to be especially susceptible to cyclical economic downturns or rising fuel prices. We were particularly circumspect in regard to the highly leveraged auto and airline industries. This prudence served the fund well during the period. We were extremely cautious about the health care sector as well, based on concerns that an uncertain regulatory environment and Medicaid reduction initiatives could create ongoing turbulence for the sector.

The fund included a minimal stake in equities which it received through corporate restructurings. This exposure contributed a degree of volatility to overall performance during the period.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 1/31/06
Broadcasting--Cable                                               8.7%
Beverage, Food & Tobacco                                          7.4
Hotels, Motels, Inns & Gaming                                     6.8
Entertainment & Leisure                                           6.5
Printing & Publishing                                             6.0
Automotive                                                        5.5
Healthcare                                                        5.5
Chemicals, Plastics & Rubber                                      5.0
Containers, Packaging & Glass                                     4.5
Buildings & Real Estate                                           3.5
Ecological                                                        3.2
Aerospace/Defense                                                 2.9
Medical Products & Services                                       2.5
Finance                                                           2.4
Natural Resources                                                 2.2
Utilities                                                         2.1
Telecommunications--Local Exchange Carriers                       2.1
Healthcare & Beauty                                               2.1
Electronics                                                       2.0
Technology                                                        2.0
Personal & Miscellaneous Services                                 1.7
Construction Material                                             1.5
Pharmaceuticals                                                   1.5
Insurance                                                         1.5
Home & Office Furnishings, Housewares & Durable Consumer
  Products                                                        1.4
Machinery                                                         1.2
Retail--Specialty                                                 1.1
Restaurants & Food Services                                       1.1
Diversified Manufacturing                                         1.0
Telecommunications--Wireless                                      1.0
Retail--Stores                                                    1.0
Mining, Steel, Iron & Non-Precious Metals                         0.9
Retail--Oil & Gas                                                 0.8
Paper & Forest Products                                           0.7
Broadcasting--Radio                                               0.7
Business Equipment                                                0.5
Non-Durable Consumer Products                                     0.5
Transportation--Rail Manufacturing                                0.5
Farming & Agricultural                                            0.4
Textiles & Leather                                                0.3
Grocery                                                           0.3
Transportation--Cargo                                             0.3
Broadcasting--Diversified                                         0.2
Broadcasting--Television                                          0.1
Telecommunications--Long Distance                                 0.1
Transportation--Personal                                          0.0
                                                                -----
Total Long-Term Investments                                     103.2%
Short-Term Investments                                            1.7
Borrowings                                                       -5.6
Assets in Excess of Other Liabilities                             0.7
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Summary of investments by industry classification percentages are as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/05-01/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   8/1/05           1/31/06       8/1/05-1/31/06
Class A
  Actual......................................    $1,000.00        $1,017.73          $7.68
  Hypothetical................................     1,000.00         1,017.61           7.68
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,013.98          11.47
  Hypothetical................................     1,000.00         1,013.81          11.47
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,013.98          11.47
  Hypothetical................................     1,000.00         1,013.81          11.47
  (5% annual return before expenses)
Class IB
  Actual......................................     1,000.00         1,017.71           7.68
  Hypothetical................................     1,000.00         1,017.61           7.68
  (5% annual return before expenses)
Class IC
  Actual......................................     1,000.00         1,017.72           7.68
  Hypothetical................................     1,000.00         1,017.61           7.68
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.51%, 2.26%, 2.26%, 1.51% and 1.51% for Class A, B, C, IB and IC Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            VARIABLE RATE** SENIOR LOAN INTERESTS  100.5%
            AEROSPACE/DEFENSE  2.9%
 $10,584    Alion Science and
            Technology Corp., Term
            Loan...................... B1        B+      6.45%        08/02/09      $  10,584,139
   2,700    AM General, LLC, Term Loan                  8.87 to
            (a)....................... NR        NR      10.50        11/01/11          2,789,999
   1,875    Anteon International
            Corp., Term Loan (a)...... Ba2       BB       6.32        12/31/10          1,892,198
     664    Apptis, Inc., Term Loan... B2        B+       7.81        01/05/10            668,104
   4,225    ARINC, Inc., Term Loan.... Ba3       BB       6.20        03/10/11          4,285,481
   1,179    DynCorp International,                      6.81 to
            LLC, Term Loan............ B2        B+       7.44        02/11/11          1,190,840
   2,000    IAP Worldwide Services,
            Inc., Term Loan........... B2        B+       7.63        12/30/12          2,023,750
   2,587    ILC Industries, Inc., Term
            Loan...................... NR        NR       7.03        02/24/12          2,625,805
   9,791    K&F Industries, Inc., Term                  6.81 to
            Loan...................... B2        B+       8.25        11/18/12          9,912,900
   4,168    SI International, Inc.,
            Term Loan................. B1        B+       5.78        02/09/11          4,202,369
   9,211    SpiritAero Systems, Inc.,
            Term Loan................. B1        BB-      6.85        12/31/11          9,346,706
   1,470    TransDigm, Inc.,
            Term Loan................. B1        B+       6.58        07/22/10          1,490,508
   4,938    Wyle Laboratories, Inc.,
            Term Loan................. NR        B+       7.02        01/28/11          5,016,384
                                                                                    -------------
                                                                                       56,029,183
                                                                                    -------------
            AUTOMOTIVE  5.5%
   6,031    Accuride Corp., Term Loan                   6.25 to
            (a)....................... B1        B+       6.75        01/31/12          6,111,572
  19,235    Federal-Mogul Corp., Term
            Loan (b).................. NR        NR       8.31        12/09/06         19,282,634
   8,855    Federal-Mogul Corp.,
            Revolving Credit Agreement
            (b)....................... NR        NR       8.31        12/09/06          8,882,444
   2,178    Heartland Automotive
            Holdings, Inc., Term                        7.39 to     01/31/10 to
            Loan...................... NR        NR      11.39        01/31/12          2,201,302
  21,243    Hertz Corp., Term Loan.... Ba2       BB       6.65        12/21/12         21,568,550
  10,421    MetoKote Corp.,                             7.47 to
            Term Loan................. B2        B+       7.67        11/27/11         10,421,250
   4,080    Polypore, Inc., Term
            Loan...................... B2        B        7.53        11/12/11          4,061,005
  14,994    Safelite Glass Corp., Term                  8.52 to
            Loan (c).................. NR        NR       9.02        09/30/07         14,844,373
   3,574    Tenneco Automotive, Inc.,
            Term Loan................. B1        B+       6.63        12/12/10          3,632,933

See Notes to Financial Statements                                              9

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            AUTOMOTIVE (CONTINUED)
 $15,604    TRW Automotive, Inc., Term                  6.00 to     10/29/10 to
            Loan...................... Ba2       BB+     6.25%        06/30/12      $  15,640,685
   1,808    United Components, Inc.,
            Term Loan................. B1        BB-      6.81        06/30/10          1,836,589
                                                                                    -------------
                                                                                      108,483,337
                                                                                    -------------
            BEVERAGE, FOOD & TOBACCO  7.4%
  13,000    Acosta Sales Co., Inc.,                     6.67 to     12/06/12 to
            Term Loan (a)............. NR        NR      10.17        06/06/13         13,185,625
   9,269    Birds Eye Foods, Inc.,                      7.28 to
            Term Loan (a)............. B1        B+       7.36        06/30/08          9,402,162
   1,097    Buffets Holdings, Inc.,
            Term Loan................. B1        B-       N/A         06/28/09          1,108,165
   8,705    Commonwealth Brands, Inc.,
            Term Loan (a)............. NR        NR       7.00        12/22/12          8,809,123
   4,612    Constellation Brands,                       5.75 to
            Inc., Term Loan........... Ba2       BB       6.31        11/30/11          4,671,772
   3,639    Culligan International
            Co., Term Loan............ B1        B+       6.97        09/30/11          3,690,007
   3,591    Doane Pet Care Co., Term                    6.62 to
            Loan...................... B1        BB-      6.94        10/24/12          3,642,621
   9,135    Dole Food Co., Inc., Term                   5.63 to     07/22/10 to
            Loan...................... Ba3       BB       9.44        04/18/12          9,268,198
   7,836    DS Waters Enterprises, LP,
            Term Loan................. Caa3      CCC      9.03        11/07/09          7,568,497
   1,200    Eight O'clock Coffee Co.,
            Term Loan................. NR        NR       7.69        11/14/11          1,215,000
   2,000    Le-Nature's, Inc., Term                     7.88 to
            Loan...................... B1        B        9.25        06/23/10          2,030,000
   5,975    Luigino's, Inc., Term                       7.44 to
            Loan...................... B1        B+       7.63        04/02/11          6,027,670
   1,167    Mafco Worldwide Corp.,
            Term Loan................. B1        B+       6.50        12/08/11          1,179,675
   6,274    Michael Foods, Inc., Term                   6.50 to
            Loan...................... B1        B+       6.67        11/21/10          6,361,395
   7,201    National Dairy Holdings,
            LP, Term Loan............. B1        NR       6.57        03/15/12          7,241,103
   3,000    National Distributing Co.,
            Inc., Term Loan........... NR        NR      11.06        06/22/10          3,007,500
   1,670    OSI Foods GMBH & Co. KG,
            Term Loan................. NR        NR       6.53        09/02/11          1,692,355
   5,846    OSI Group, LLC,
            Term Loan................. NR        NR       6.53        09/02/11          5,923,244
   4,373    PBM Products, LLC, Term                     7.39 to
            Loan...................... NR        NR       7.56        07/26/11          4,424,998

 10                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
 $ 5,083    Pierre Foods, Inc., Term
            Loan...................... B1        B+      5.56%        06/30/10      $   5,150,434
  25,592    Pinnacle Foods, Inc., Term
            Loan...................... B1        B+       7.78        11/25/10         25,956,334
     750    Reddy Ice Group, Inc.,
            Term Loan................. B1        B+       6.32        08/09/12            757,735
   8,178    Sturm Foods, Inc., Term                     7.25 to     05/26/11 to
            Loan...................... NR        NR      11.50        05/26/12          8,266,581
   1,657    Sunny Delight Beverage                      8.36 to
            Co., Term Loan............ B2        B        8.63        08/20/10          1,644,923
   3,970    Volume Services America,                    7.89 to
            Inc., Term Loan........... B2        NR       8.50        10/01/10          4,007,219
                                                                                    -------------
                                                                                      146,232,336
                                                                                    -------------
            BROADCASTING--CABLE  8.7%
   1,600    Adelphia Communications
            Corp., Term Loan (a)...... NR        NR       6.31        03/31/06          1,608,000
   5,306    Cebridge Connections,                       7.25 to
            Inc., Term Loan........... NR        NR       9.25        02/23/09          5,338,659
   8,700    Century Cable Holdings,
            LLC, Term Loan (b)........ NR        NR       9.25        06/30/09          8,487,033
  54,242    Charter Communications
            Operating, LLC, Term Loan                   7.67 to     04/27/10 to
            (a)....................... B2        B        7.92        04/07/11         54,651,033
  10,904    Frontiervision Operating
            Partners, LP, Term Loan                     8.65 to     09/30/05 to
            (b) (j)................... NR        NR       8.78        03/31/06         10,935,769
     927    Frontiervision Operating
            Partners, LP, Revolving
            Credit Agreement (b)
            (j)....................... NR        NR       8.65        10/31/05            928,907
  12,959    Hilton Head
            Communications, LP, Term
            Loan (b).................. NR        NR       8.50        03/31/08         12,578,570
  16,340    Hilton Head
            Communications, LP,
            Revolving Credit Agreement
            (b)....................... NR        NR       7.25        09/30/07         15,822,561
   4,383    MCC Iowa, LLC,                              6.36 to
            Term Loan................. Ba3       BB-      6.64        02/01/14          4,447,539
  46,655    Olympus Cable Holdings,                     8.50 to     06/30/10 to
            LLC, Term Loan (b)........ NR        NR       9.25        09/30/10         45,507,460
   7,039    Parnassos, LP, Term Loan
            (b)....................... NR        NR       7.25        06/30/07          6,985,067
   3,961    Parnassos, LP, Revolving
            Credit Agreement (b)...... NR        NR       7.25        06/30/07          3,933,444
                                                                                    -------------
                                                                                      171,224,042
                                                                                    -------------

See Notes to Financial Statements                                             11

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            BROADCASTING--DIVERSIFIED  0.2%
 $ 3,990    Entravision Communications
            Corp., Term Loan.......... Ba3       B+      6.03%        03/29/13      $   4,020,755
                                                                                    -------------

            BROADCASTING--RADIO  0.7%
   3,794    NextMedia Operating, Inc.,                  6.40 to     11/15/12 to
            Term Loan................. B1        B        8.97        11/15/13          3,833,453
   8,959    Spanish Broadcasting
            Systems, Inc., Term                         6.53 to     06/10/12 to
            Loan...................... B1        B+       8.02        06/10/13          9,090,448
                                                                                    -------------
                                                                                       12,923,901
                                                                                    -------------
            BROADCASTING--TELEVISION  0.1%
   2,786    HIT Entertainment, Inc.
            (England), Term Loan...... B1        B        6.86        03/20/12          2,799,582
                                                                                    -------------

            BUILDINGS & REAL ESTATE  3.5%
   4,000    AIMCO Properties, LP, Term                  6.35 to     11/02/09 to
            Loan (a).................. NR        NR       6.42        11/09/09          4,059,752
   3,333    BioMed Realty, LP, Term
            Loan (a).................. NR        NR       6.64        05/30/10          3,341,667
  10,000    Capital Automotive, LP,
            Term Loan (a)............. Ba1       NR       6.31        12/16/10         10,041,250
   2,582    CB Richard Ellis Services,                  6.01 to
            Inc., Term Loan (a)....... Ba3       BB-      6.68        03/31/10          2,610,861
     679    Central Parking Corp.,
            Term Loan................. Ba3       BB-      6.53        03/31/10            686,539
   4,000    Edge-Star Partners, Term
            Loan...................... NR        NR       7.73        11/18/06          3,980,000
   2,345    GEO Group, Inc., Term                       6.53 to
            Loan...................... Ba3       BB-      6.56        09/14/11          2,368,623
   2,000    Harlan Sprague Dawley,                      7.05 to
            Inc., Term Loan........... B2        B+       8.75        12/19/11          2,023,750
   6,000    Landsource Communities
            Development, LLC, Term
            Loan...................... NR        NR       7.00        03/31/10          6,063,750
   7,500    Macerich Partnership, LP,
            Term Loan................. NR        NR       5.94        04/25/10          7,554,690
   1,894    NewKirk Master, LP, Term
            Loan...................... Ba2       BB+      6.14        08/11/08          1,909,646
   2,400    Shea Capital I, LLC, Term
            Loan...................... NR        NR       6.26        10/27/11          2,406,000
   2,500    Shea Mountain House, LLC,
            Term Loan................. NR        NR       6.34        05/11/11          2,519,533
   4,500    South Edge, LLC, Term                       6.38 to     10/31/07 to
            Loan...................... NR        NR       6.57        10/31/09          4,526,874

 12                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            BUILDINGS & REAL ESTATE (CONTINUED)
 $ 8,000    WCI Communities, Inc.,
            Term Loan................. NR        NR      6.37%        12/23/10      $   8,020,000
   6,292    Yellowstone Development,
            LLC, Term Loan............ NR        NR       6.94        09/30/10          6,329,184
                                                                                    -------------
                                                                                       68,442,119
                                                                                    -------------
            BUSINESS EQUIPMENT  0.5%
   2,469    ACCO Brands Corp., Term                     6.12 to
            Loan (a).................. Ba3       BB-      6.35        08/17/12          2,501,461
   4,483    Katun Corp., Term Loan.... NR        BB-      8.78        06/30/09          4,494,107
   3,642    Verifone, Inc., Term
            Loan...................... B1        B+       6.67        06/30/11          3,687,342
                                                                                    -------------
                                                                                       10,682,910
                                                                                    -------------
            CHEMICALS, PLASTICS & RUBBER  4.9%
   2,600    Basell North America
            (Netherlands), Term                         6.91 to     09/07/13 to
            Loan (a).................. Ba3       B+       7.67        09/07/14          2,642,580
   1,191    Becker-Underwood, Inc.,                     8.78 to     09/30/11 to
            Term Loan................. NR        NR      11.53        03/31/12          1,191,000
  10,362    Celanese, AG (Germany),
            Term Loan (a)............. B1        B+       6.53        04/06/11         10,491,630
  38,686    Huntsman International,
            LLC, Term Loan............ Ba3       BB-      6.23        08/16/12         38,939,542
   6,697    INVISTA (Netherlands),                      6.07 to     04/30/10 to
            Term Loan................. Ba3       BB       6.38        04/29/11          6,778,874
   7,814    Krayton Polymers, LLC,                      6.63 to
            Term Loan................. B1        B+       7.06        12/23/10          7,931,556
                                                        6.44 to     11/04/09 to
   7,133    Nalco Co., Term Loan...... B1        BB-      6.94        11/04/10          7,231,320
  12,108    PQ Corp., Term Loan....... B1        B+       6.56        02/10/12         12,267,424
   7,702    Rockwood Specialties
            Group, Inc., Term Loan.... B1        B+       6.67        07/30/12          7,805,302
                                                                                    -------------
                                                                                       95,279,228
                                                                                    -------------
            CONSTRUCTION MATERIAL  1.2%
   8,000    AXIA, Inc., Term Loan..... B2        B        7.87        12/21/12          8,020,000
   1,940    Brand Services, Inc., Term                  7.20 to
            Loan (a).................. B2        B        7.53        01/15/12          1,969,761
     542    Builders FirstSource,                                   08/11/11 to
            Inc., Term Loan (a)....... B1        BB-      7.03        02/15/12            545,837
   1,950    Building Materials Holding
            Corp., Term Loan (a)...... NR        BB       6.28        06/30/10          1,971,938
   5,331    Interline Brands, Inc.,                     6.24 to
            Term Loan................. B1        BB       6.78        12/31/10          5,384,310
     399    Panolam Industries
            International, Inc.
            (Canada), Term Loan....... B1        B+       7.28        09/30/12            404,985

See Notes to Financial Statements                                             13

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            CONSTRUCTION MATERIAL (CONTINUED)
 $ 2,812    Professional Paint, Inc.,                   7.25 to
            Term Loan................. NR        NR       7.31        09/30/11      $   2,833,594
   2,309    Werner Holding Co., Inc.,
            Term Loan (f)............. Caa2      B-      12.94%       12/11/09          2,020,633
   1,123    Werner Holding Co., Inc.,
            Term Loan................. Caa2      B-       8.44        06/11/09          1,120,602
                                                                                    -------------
                                                                                       24,271,660
                                                                                    -------------
            CONTAINERS, PACKAGING & GLASS  4.5%
   3,881    Berry Plastics Corp., Term
            Loan (a).................. B1        B+       6.45        12/02/11          3,936,282
   1,763    BWAY Corp., Term Loan
            (a)....................... B1        B+       6.56        06/30/11          1,789,098
   1,182    Consolidated Container
            Co., LLC, Term Loan....... B2        B-       7.50        12/15/08          1,193,081
   1,200    Crown Americas, Inc., Term
            Loan...................... Ba2       BB-      6.00        11/15/12          1,209,376
  17,963    Dr. Pepper/Seven Up
            Bottling Group, Inc., Term                  6.45 to
            Loan...................... B1        NR       6.49        12/19/10         18,234,996
     871    Fleming Packaging Corp.,
            Term Loan (b) (d) (e)..... NR        NR       N/A         08/31/04              8,711
     100    Fleming Packaging Corp.,
            Revolving Credit Agreement
            (b) (d) (e)............... NR        NR       N/A         03/31/03              1,000
   4,239    Graham Packaging Co., Term                  6.75 to     10/07/11 to
            Loan...................... B2        B        8.81        04/07/12          4,321,091
   8,117    Graphic Packaging
            International Corp., Term                   6.72 to
            Loan...................... B1        B+       7.19        08/08/10          8,251,144
     738    Graphic Packaging
            International Corp.,
            Revolving Credit                            7.39 to
            Agreement................. B1        B+       9.25        08/08/09            717,231
   4,276    Impress Metal Packaging
            Holding B.V.
            (Netherlands), Term
            Loan...................... NR        B+       7.94        12/31/06          4,297,283
   4,639    Kranson Industries, Inc.,
            Term Loan................. NR        NR       7.28        07/30/11          4,703,242
  10,887    Owens-Illinois, Inc., Term                  6.18 to     04/01/07 to
            Loan...................... B1        BB-      6.35        04/01/08         10,956,387
   8,113    Packaging Dynamics, Term                    6.53 to     09/29/08 to
            Loan...................... NR        NR       6.78        09/29/09          8,132,125
   2,800    Ranpak Corp., Term Loan... NR        NR       7.06        12/14/11          2,822,750
   6,198    Smurfit-Stone Container                     6.69 to
            Corp., Term Loan.......... Ba3       B+       6.87        11/01/11          6,266,253

 14                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
 $ 2,144    Smurfit-Stone Container
            Corp., Revolving Credit                     6.94 to
            Agreement................. Ba3       B+       8.75        11/01/09      $   2,106,644
   6,892    U.S. Can Corp., Term
            Loan...................... B3        B       8.31%        01/15/10          6,961,235
   2,843    Unifrax Corp., Term
            Loan...................... B1        B+       6.88        03/29/12          2,889,447
                                                                                    -------------
                                                                                       88,797,376
                                                                                    -------------
            DIVERSIFIED MANUFACTURING  1.0%
   3,306    Chart Industries, Inc.,                     6.38 to
            Term Loan................. B1        B+       6.63        10/17/12          3,346,875
   4,700    Euramax International,
            Inc., Term Loan........... Caa1      B-      11.54        06/29/13          4,441,500
  12,369    Mueller Group, LLC, Term                    6.47 to
            Loan...................... B2        B+       6.92        10/03/12         12,531,343
                                                                                    -------------
                                                                                       20,319,718
                                                                                    -------------
            ECOLOGICAL  3.2%
  21,289    Allied Waste North
            America, Inc., Term Loan                    6.09 to
            (a)....................... B1        BB       6.73        01/15/12         21,478,587
   5,277    Duratek, Inc., Term                         7.81 to
            Loan...................... B1        BB-      7.94        12/16/09          5,303,477
   8,916    Envirocare of Utah, LLC,                    7.38 to
            Term Loan................. NR        NR      10.13        04/13/10          9,108,431
   2,717    Environmental Systems
            Products Holdings, Term                     7.97 to     12/12/08 to
            Loan...................... Caa1      NR      14.67        12/12/10          2,769,825
   3,649    Great Lakes Dredge & Dock                   7.77 to
            Corp., Term Loan.......... B3        CCC      8.24        12/22/10          3,703,936
   2,600    LVI Services, Inc., Term                    7.13 to
            Loan...................... NR        NR       7.34        11/16/11          2,626,000
   1,489    Safety-Kleen Corp., Term                    11.33 to
            Loan...................... NR        NR      11.56        09/15/08          1,527,830
   4,600    Synagro Technologies,                       6.75 to
            Inc., Term Loan........... B2        BB-      6.86        06/21/12          4,621,357
   4,156    Waste Services, Inc., Term                  7.28 to
            Loan...................... B2        B-       7.74        03/31/11          4,201,017
   1,200    WasteQuip, Inc.,
            Term Loan................. B3        B-      10.53        07/15/12          1,221,000
   5,459    WCA Waste Systems, Inc.,
            Term Loan................. B2        B        7.53        04/28/11          5,472,397
                                                                                    -------------
                                                                                       62,033,857
                                                                                    -------------
            ELECTRONICS  2.0%
   3,682    Amkor Technology, Inc.,
            Term Loan (a)............. B2        B-       8.88        10/27/10          3,816,436
   4,212    Audio Visual Services
            Corp., Term Loan.......... B1        NR       7.28        05/18/11          4,254,625

See Notes to Financial Statements                                             15

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            ELECTRONICS (CONTINUED)
 $   565    Eastman Kodak Co., Term                     6.61 to
            Loan...................... Ba3       B+       6.85        10/18/12      $     568,553
   7,470    ON Semiconductor Corp.,
            Term Loan................. B3        B+       7.30        12/15/11          7,553,010
  13,860    Spectrum Brands, Inc.,                      6.17 to
            Term Loan................. B1        B+      6.85%        02/06/12         14,007,521
   6,386    UGS Corp., Term Loan...... B1        B+       6.55        03/31/12          6,473,318
   3,564    Viasystems, Inc., Term
            Loan...................... B2        NR       8.83        09/30/09          3,604,095
                                                                                    -------------
                                                                                       40,277,558
                                                                                    -------------
            ENTERTAINMENT & LEISURE  5.6%
   1,985    Alliance Atlantis
            Communications, Inc., Term
            Loan (a).................. Ba2       BB       6.07        12/20/11          2,003,609
     498    Blockbuster, Inc., Term                     8.04 to
            Loan...................... B3        B-       8.73        08/20/11            483,197
   1,825    Detroit Red Wings, Inc.,
            Term Loan................. NR        NR       6.78        08/30/06          1,834,478
   8,311    Fender Musical Instruments
            Corp., Term Loan.......... B3        B-       8.72        09/30/12          8,352,429
   1,822    Festival Fun Parks, LLC,                    8.78 to     06/30/07 to
            Term Loan................. NR        NR       9.28        12/31/07          1,814,177
  36,000    Metro-Goldwyn-Mayer
            Studios, Inc., Term
            Loan...................... NR        NR       6.78        04/08/12         36,413,172
     538    Metro-Goldwyn-Mayer
            Studios, Inc., Revolving
            Credit Agreement.......... NR        NR       7.07        04/08/10            522,308
   2,000    Mets, LP, Term Loan....... NR        NR       6.39        07/25/10          2,022,500
     360    Movie Gallery, Inc., Term
            Loan...................... B2        B-       8.03        04/27/10            344,025
   5,302    Panavision, Inc.,
            Term Loan................. B3        CCC     10.76        01/12/07          5,368,348
   7,667    Pure Fishing, Inc., Term                    7.53 to     09/30/10 to
            Loan...................... B1        B+      10.43        03/31/11          7,723,543
   8,795    Regal Cinemas, Inc., Term
            Loan...................... Ba2       BB-      6.53        11/10/10          8,906,102
     400    SFX Entertainment, Inc.,
            Term Loan................. B1        B+       6.76        06/21/13            400,625
   7,367    Six Flags Theme Parks,                      6.80 to
            Inc., Term Loan........... B1        B-       7.05        06/30/09          7,461,982
   1,084    Six Flags Theme Parks,
            Inc., Revolving Credit                      6.64 to
            Agreement................. B1        B-       6.76        06/30/08          1,070,134

 16                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            ENTERTAINMENT & LEISURE (CONTINUED)
 $ 4,000    Southwest Sports Group,
            LLC, Term Loan............ NR        NR       7.06        12/22/10      $   4,050,000
   2,800    Tigers Ballpark, LLC, Term
            Loan...................... NR        NR       6.19        08/15/10          2,807,000
   7,455    True Temper Sports, Inc.,                   7.45 to
            Term Loan................. B2        B       9.25%        03/15/11          7,529,697
   7,673    Universal City Development                  6.37 to
            Partners, LP, Term Loan... Ba3       BB-      6.60        06/09/11          7,770,002
   2,011    Yankees Holdings, LP, Term
            Loan...................... NR        NR       6.85        06/25/07          2,021,486
   1,307    Yonkers Racing Corp., Term                  8.01 to
            Loan...................... NR        NR       8.04        08/12/11          1,321,569
                                                                                    -------------
                                                                                      110,220,383
                                                                                    -------------
            FARMING & AGRICULTURE  0.4%
   7,000    Wm. Bolthouse Farms, Inc.,                  6.94 to     12/16/12 to
            Term Loan (a)............. B2        B-       9.98        12/16/13          7,125,206
                                                                                    -------------

            FINANCE  2.4%
   8,000    Ameritrade Holding Corp.,
            Term Loan (a)............. Ba1       BB       6.04        12/31/12          8,051,000
   3,650    DCS Business Services,                      10.00 to
            Inc., Term Loan........... NR        NR      10.25        02/04/11          3,659,125
   7,359    Fidelity National
            Information Solutions,
            Inc., Term Loan........... Ba3       BB       6.19        03/09/13          7,410,837
   4,000    LPL Holdings, Inc., Term
            Loan...................... B2        B        N/A         06/28/13          3,980,000
   8,501    Outsourcing Solutions,
            Inc., Term Loan........... NR        B-       9.07        09/30/10          8,458,836
   5,371    Rent-A-Center, Inc., Term                   5.76 to
            Loan...................... Ba2       BB+      6.41        06/30/10          5,432,994
   2,800    The Nasdaq Stock Market,                    6.00 to
            Inc., Term Loan........... Ba2       BBB-     6.19        12/08/11          2,828,582
   7,073    Transfirst Holdings, Inc.,                  7.56 to     03/31/10 to
            Term Loan................. NR        NR      12.06        03/31/11          7,114,436
                                                                                    -------------
                                                                                       46,935,810
                                                                                    -------------
            GROCERY  0.3%
   6,000    Roundy's Supermarkets,                      7.42 to
            Inc., Term Loan........... B2        B+       7.49        11/03/11          5,985,000
                                                                                    -------------

            HEALTHCARE  5.5%
   3,600    AMN Healthcare Services,
            Inc., Term Loan (a)....... Ba2       BB-      6.53        11/20/11          3,638,250
   6,400    Capella Healthcare, Inc.,                   7.45 to     11/30/12 to
            Term Loan................. B3        B       10.45        11/30/13          6,442,666

See Notes to Financial Statements                                             17

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
 $28,139    Community Health Systems,
            Inc., Term Loan (a)....... Ba3       BB-      6.16        08/19/11      $  28,540,929
   5,187    Concentra Operating Corp.,                  6.53 to
            Term Loan................. B1        B+      6.69%        09/30/11          5,257,242
   5,350    Center for Diagnostic
            Imaging, Term Loan........ B2        B+       8.03        12/31/10          5,269,693
     993    Diagnostic Imaging Group,
            LLC, Term Loan............ B2        B+       7.81        05/04/12            987,538
   9,188    FHC Health Systems, Inc.,                   10.41 to    12/18/09 to
            Term Loan................. B2        B       13.41        02/09/11          9,374,614
     726    Genoa Healthcare Group,                     7.73 to
            LLC, Term Loan............ B2        B        9.50        08/10/12            732,945
   1,648    Healthtronics, Inc., Term
            Loan...................... Ba3       BB-      6.38        03/23/11          1,654,544
  29,821    LifePoint Hospitals, Inc.,
            Term Loan................. Ba3       BB       6.19        04/15/12         30,035,886
   2,236    Multiplan, Inc., Term
            Loan...................... Ba3       B+       7.03        03/04/09          2,264,062
   1,600    Radiation Therapy
            Services, Inc., Term                        6.53 to
            Loan...................... B1        BB       7.75        12/16/12          1,611,000
   8,320    Select Medical Corp.,                       6.12 to
            Term Loan................. B1        BB-      8.00        02/24/12          8,250,197
     533    Select Medical Corp.,
            Revolving Credit
            Agreement................. B1        BB-      6.76        02/24/11            530,667
   2,372    Sterigenics International,
            Inc., Term Loan........... B2        B+       7.50        06/14/11          2,405,030
                                                                                    -------------
                                                                                      106,995,263
                                                                                    -------------
            HEALTHCARE & BEAUTY  2.1%
   6,740    American Safety Razor Co.,                  7.15 to     02/28/12 to
            Term Loan (a)............. B2        B       10.31        08/28/12          6,640,649
   7,531    CEI Holdings, Inc., Term                    7.44 to     12/03/10 to
            Loan...................... NR        NR      11.19        12/03/11          7,124,784
   7,056    Marietta Intermediate
            Holding Corp.,                              7.28 to     12/17/10 to
            Term Loan................. NR        NR      11.85        12/17/11          7,120,340
  10,497    MD Beauty, Inc., Term                       7.67 to     02/18/12 to
            Loan...................... B1        CCC     11.67        02/18/13         10,552,980
   8,999    Prestige Brands Holdings,                   6.31 to
            Inc., Term Loan........... B1        B+       8.50        04/06/11          9,088,726
                                                                                    -------------
                                                                                       40,527,479
                                                                                    -------------

 18                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
            CONSUMER PRODUCTS  1.4%
 $ 6,085    Formica Corp.,                              9.39 to
            Term Loan................. NR        NR       9.51        06/10/10      $   6,115,461
   3,825    Hunter Fan Co.,                             6.94 to
            Term Loan................. B1        B        7.17        03/24/12          3,815,438
   4,893    Imperial Home Decor Group,
            Inc., Term Loan (c) (d)
            (e)....................... NR        NR       N/A         04/04/06            122,337
   7,400    National Bedding Co., Term                  9.50 to
            Loan...................... B3        B+      9.60%        08/31/12          7,409,250
   1,890    Quality Home Brands
            Holdings, LLC, Term                         7.13 to
            Loan...................... NR        NR       7.28        11/04/11          1,901,548
   6,163    Sealy Mattress Co., Term                    6.12 to
            Loan...................... B1        B+       6.23        04/06/12          6,237,729
     250    Sealy Mattress Co.,
            Revolving Credit
            Agreement................. B1        B+       7.75        04/06/10            245,000
   1,575    World Kitchen, Inc., Term
            Loan...................... B3        NR       7.75        03/31/08          1,561,360
                                                                                    -------------
                                                                                       27,408,123
                                                                                    -------------
            HOTELS, MOTELS, INNS & GAMING  6.8%
   1,156    CCM Merger, Corp., Term                     6.39 to
            Loan (a).................. B1        B+       6.52        07/19/12          1,163,846
   5,600    Greektown Casino, LLC,
            Term Loan................. B1        B        7.07        12/03/12          5,677,000
   4,913    Green Valley Ranch Gaming,
            LLC, Term Loan............ NR        NR       6.53        12/17/11          4,977,356
   3,771    Herbst Gaming, Inc., Term                   6.20 to
            Loan...................... B1        B+       6.53        01/31/11          3,822,181
   3,402    Interstate Operating Co.,
            LP, Term Loan............. B2        B        9.06        01/14/08          3,453,079
   1,005    Isle of Capri Casinos,                      6.16 to
            Inc., Term Loan........... Ba2       BB-      6.47        02/04/11          1,014,062
   5,103    Kuilima Resort Co., Term                    7.32 to     09/30/10 to
            Loan...................... NR        NR      11.07        09/30/11          5,153,582
   2,081    Marina District Finance
            Co., Term Loan............ NR        NR       6.31        10/20/11          2,096,122
  14,509    MGM Mirage, Revolving                       5.87 to
            Credit Agreement.......... Ba2       BB       6.28        04/25/10         14,091,797
     400    Pinnacle Entertainment,
            Term Loan................. B1        BB-      6.49        12/15/11            403,917
     120    Planet Hollywood
            International, Inc., Term
            Loan (f).................. B3        B-       8.53        08/31/10            118,338

See Notes to Financial Statements                                             19

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            HOTELS, MOTELS, INNS & GAMING (CONTINUED)
 $47,172    Planet Hollywood
            International, Inc., Term
            Loan...................... B3        B-       7.53        08/31/10      $  46,552,548
   4,811    Resorts International
            Hotel & Casino, Inc., Term
            Loan...................... B3        CCC-    12.03        04/26/13          4,358,380
   6,029    Scientific Games Corp.,
            Term Loan................. Ba2       BB      6.32%        12/23/09          6,109,436
  11,800    Venetian Casino Resorts,
            LLC, Term Loan............ Ba3       BB-      6.28        06/15/11         11,917,080
     344    Venetian Casino Resorts,
            LLC, Revolving Credit
            Agreement................. Ba3       BB-      6.27        02/22/10            336,694
  21,938    Wynn Las Vegas, LLC, Term
            Loan...................... B2        B+       6.69        12/14/11         22,192,523
                                                                                    -------------
                                                                                      133,437,941
                                                                                    -------------
            INSURANCE  1.5%
   4,800    Alliant Resources Group,                    7.22 to     11/30/11 to
            Inc., Term Loan........... B2        NR      11.47        11/30/12          4,862,000
   2,796    American Wholesale
            Insurance Group, Inc.,                      7.47 to     10/27/10 to
            Term Loan................. NR        B       11.99        04/27/12          2,802,990
   1,911    CCC Information Services
            Group, Inc., Term Loan.... B1        B+       7.31        08/20/10          1,915,905
   3,320    Conseco, Inc., Term
            Loan...................... B2        BB-      6.47        06/22/10          3,349,193
   5,383    Hilb, Rogal & Hamilton                      6.31 to     12/15/09 to
            Co., Term Loan............ Ba3       BB       6.81        12/15/11          5,435,206
   2,478    Mitchell International,
            Inc., Term Loan........... B1        B+       6.53        08/15/11          2,515,114
   7,632    USI Holdings Corp., Term
            Loan...................... B1        BB-      7.07        08/11/08          7,665,424
                                                                                    -------------
                                                                                       28,545,832
                                                                                    -------------
            MACHINERY  1.2%
   4,248    Alliance Laundry Holdings,
            LLC, Term Loan (a)........ B1        B        6.73        01/27/12          4,309,065
   2,382    Douglas Dynamics, LLC,
            Term Loan................. B1        BB-      6.28        12/16/10          2,399,870
   1,892    Flowserve Corp., Term                       6.19 to
            Loan...................... Ba3       BB-      6.50        08/10/12          1,917,869
   8,191    Goodman Global Holdings,
            Inc., Term Loan........... B2        B+       6.94        12/23/11          8,318,941

 20                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            MACHINERY (CONTINUED)
 $ 4,000    Penhall International                       11.17 to
            Corp., Term Loan.......... NR        NR      11.21        11/01/10      $   4,040,000
   2,456    United Rentals (North
            America), Inc., Term
            Loan...................... B2        BB-      6.79        02/14/11          2,486,953
                                                                                    -------------
                                                                                       23,472,698
                                                                                    -------------
            MEDICAL PRODUCTS & SERVICES  2.1%
   1,600    Accellent, Inc., Term Loan
            (a)....................... B2        BB-     6.39%        11/22/12          1,614,000
   3,564    American Medial
            Instruments Holdings,
            Inc., Term Loan........... B2        B+       7.57        12/09/10          3,599,640
     402    Colgate Medical, Ltd.
            (England), Term Loan...... Ba2       BB-      6.60        12/30/08            404,536
                                                        6.54 to
  32,005    DaVita, Inc., Term Loan... B1        BB-      6.94        10/05/12         32,499,783
   3,356    Kinetics Concepts, Inc.,
            Term Loan................. Ba3       BB       6.28        08/11/10          3,396,274
                                                                                    -------------
                                                                                       41,514,233
                                                                                    -------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  0.9%
   4,000    Gibraltar Industries,
            Inc., Term Loan........... Ba1       BB       6.28        12/08/12          4,030,000
   3,401    New Enterprise Stone &
            Lime Co., Inc., Term                        6.89 to
            Loan...................... NR        NR       8.50        07/30/10          3,426,972
   7,008    Novelis, Inc., Term
            Loan...................... Ba2       BB-      6.01        01/06/12          7,098,498
   2,281    Techs Industries, Inc.,
            Term Loan................. NR        NR       7.57        01/14/10          2,284,102
                                                                                    -------------
                                                                                       16,839,572
                                                                                    -------------
            NATURAL RESOURCES  2.2%
     399    Cheniere LNG Holdings,
            LLC, Term Loan (a)........ NR        BB       6.95        08/30/12            402,866
  16,146    El Paso Corp., Term
            Loan...................... B3        B        7.31        11/23/09         16,274,995
   1,711    Foundation PA Coal Co.,                     6.28 to
            Term Loan................. Ba3       BB-      6.44        07/30/11          1,741,762
   1,600    Key Energy Services, Inc.,                  7.02 to
            Term Loan................. NR        NR       7.52        06/30/12          1,624,667
   1,957    SemCrude, LP,                               6.74 to
            Term Loan................. Ba2       NR       6.78        03/16/11          1,982,089
  19,061    Targa Resources, Inc.,                      6.66 to     10/31/07 to
            Term Loan................. Ba3       B+       6.92        10/31/12         19,161,730
   1,296    Universal Compression,
            Inc., Term Loan........... Ba2       BB       6.03        02/15/12          1,311,376
                                                                                    -------------
                                                                                       42,499,485
                                                                                    -------------

See Notes to Financial Statements                                             21

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            NON-DURABLE CONSUMER PRODUCTS  0.4%
 $ 1,600    Amscan Holdings, Inc.,
            Term Loan (a)............. B1        B+       7.51        12/21/12      $   1,584,667
   4,008    JohnsonDiversey, Inc.,                      6.76 to
            Term Loan................. B1        B+       7.64        12/16/11          4,048,600
   1,194    Mega Bloks, Inc. (Canada),
            Term Loan................. Ba3       BB-      6.44        07/27/10          1,210,418
                                                                                    -------------
                                                                                        6,843,685
                                                                                    -------------
            PAPER & FOREST PRODUCTS  0.6%
     995    NewPage, Corp., Term
            Loan...................... B1        B       7.56%        05/02/11          1,007,438
   4,231    White Birch Paper, Co.
            (Canada), Term Loan....... B2        B+       7.82        04/06/12          4,288,701
   5,970    Xerium Technologies, Inc.,
            Term Loan................. B1        B+       6.53        05/18/12          5,973,731
                                                                                    -------------
                                                                                       11,269,870
                                                                                    -------------
            PERSONAL & MISCELLANEOUS SERVICES  1.7%
   3,879    Affinion Group, Inc., Term                  7.10 to
            Loan (a).................. B1        B+       7.23        10/17/12          3,859,674
   1,747    Alderwoods Group, Inc.,                     6.06 to
            Term Loan (a)............. B1        BB-      6.73        09/29/09          1,769,313
   2,744    Coinmach Laundry Corp.,                     7.00 to
            Term Loan (a)............. B2        B        7.06        12/19/12          2,787,303
   5,806    Educate Operating Co.,
            LLC, Term Loan............ B1        B+       6.53        03/31/12          5,864,186
   3,751    Global Imaging Systems,                     5.83 to
            Inc., Term Loan........... Ba2       NR       6.03        05/10/10          3,779,092
   1,625    InfoUSA, Inc., Term
            Loan...................... Ba3       BB       8.75        03/25/09          1,629,062
   5,172    Iron Mountain, Inc., Term                   6.19 to
            Loan...................... B2        BB-      6.22        04/02/11          5,214,423
   1,271    Omniflight Helicopters,                     7.74 to     09/30/11 to
            Inc., Term Loan........... NR        NR       8.24        09/30/12          1,273,971
   4,604    Stewart Enterprises, Inc.,                  5.77 to
            Term Loan................. Ba3       BB       6.25        11/19/11          4,852,852
   2,800    Weightwatchers.com, Inc.,                   6.72 to     12/16/10 to
            Term Loan................. B1        B-       9.49        06/16/11          2,833,500
                                                                                    -------------
                                                                                       33,863,376
                                                                                    -------------
            PHARMACEUTICALS  1.5%
   2,340    Bradley Pharmaceuticals,
            Inc., Term Loan........... NR        NR       8.35        11/14/10          2,345,850
   8,946    MedPointe, Inc., Term                       9.06 to     09/30/07 to
            Loan...................... B2        B        9.81        09/30/08          8,946,185
  17,682    Warner Chilcott Holding                     7.01 to
            Co., Term Loan............ B2        B        7.44        01/18/12         17,773,298
                                                                                    -------------
                                                                                       29,065,333
                                                                                    -------------

 22                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            PRINTING & PUBLISHING  6.0%
 $ 7,298    Adams Outdoor Advertising,
            LP, Term Loan (a)......... B1        B+       6.62        10/18/12      $   7,407,801
   1,911    ALM Media Holdings, Inc.,
            Term Loan................. B3        B-       N/A         03/05/10          1,911,597
   5,780    American Reprographics                      6.26 to
            Co., Term Loan (a)........ Ba3       BB-      8.00        06/18/09          5,844,590
   1,185    Ascend Media Holdings,                      7.02 to
            LLC, Term Loan............ NR        NR      7.28%        01/31/12          1,186,852
   2,985    Canon Communications, LLC,
            Term Loan................. B3        B        8.28        05/31/11          2,985,000
   9,875    Cygnus Business Media,
            Inc., Term Loan........... B3        CCC      9.10        07/13/09          9,825,625
   9,975    Day International Group,                    7.03 to     12/05/12 to
            Inc., Term Loan........... B1        B       11.78        12/05/13         10,090,341
   1,060    Dex Media East, LLC, Term                   6.05 to
            Loan...................... Ba2       BB       6.36        05/08/09          1,069,978
   4,802    Dex Media West, LLC, Term                   6.05 to
            Loan...................... Ba2       BB       6.38        03/09/10          4,845,789
   4,550    Endurance Business Media,
            Inc., Term Loan........... B1        B        6.74        03/08/12          4,592,656
   1,200    Enterprise NewsMedia, LLC,
            Term Loan................. NR        NR       7.53        06/30/12          1,215,000
   1,420    FSC Acquisition, LLC, Term                  6.33 to
            Loan...................... B2        B        6.69        08/01/12          1,427,426
   7,651    Haights Cross
            Communications, LLC, Term                   7.84 to
            Loan...................... B3        B-       8.84        08/20/08          7,737,396
   4,060    Herald Media, Inc., Term                    7.28 to     07/22/11 to
            Loan...................... NR        NR      10.28        01/22/12          4,095,639
   8,115    Liberty Group Operating,                    6.69 to
            Inc., Term Loan........... B1        B+       8.25        02/28/12          8,193,803
   2,373    MC Communications, LLC,
            Term Loan................. NR        NR       6.54        12/31/10          2,391,282
     672    MediaNews Group, Inc.,
            Term Loan................. NR        NR       5.81        12/30/10            673,767
   8,244    Merrill Communications,
            LLC, Term Loan............ B1        B+       6.81        12/22/12          8,348,336
   1,900    Network Communications,                     6.97 to
            Inc., Term Loan........... Ba3       B+       7.28        11/30/12          1,918,407
   6,667    New Publications, Inc.,                     6.55 to
            Term Loan................. NR        NR      11.35        08/05/12          6,515,280
   6,800    Primedia, Inc., Term
            Loan...................... NR        NR       6.65        09/30/13          6,734,550
     247    Primedia, Inc., Revolving                   6.94 to
            Credit Agreement.......... NR        NR       7.00        06/30/08            237,274

See Notes to Financial Statements                                             23

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            PRINTING & PUBLISHING (CONTINUED)
 $14,804    R.H. Donnelley, Inc., Term                  5.95 to     12/31/09 to
            Loan...................... Ba3       BB       6.53        06/30/11      $  14,919,928
   1,480    SGS International, Inc.,                     6.9 to
            Term Loan................. B1        B+       7.21        12/30/11          1,498,500
   1,898    Source Media, Inc., Term
            Loan...................... B1        NR       6.85        11/08/11          1,922,463
                                                                                    -------------
                                                                                      117,589,280
                                                                                    -------------
            RESTAURANTS & FOOD SERVICE  1.1%
   2,164    Burger King Corp., Term
            Loan (a).................. Ba2       B+      6.31%        06/30/12          2,189,698
   2,716    Captain D's, LLC, Term                      8.31 to     12/27/10 to
            Loan...................... NR        NR      10.56        06/27/11          2,737,775
   5,794    Carrols Corp., Term Loan
            (a)....................... B1        B+       7.00        12/31/10          5,880,695
   3,184    Denny's Corp., Term                         7.30 to     09/30/09 to
            Loan...................... B3        CCC      9.85        09/30/10          3,264,032
     400    El Pollo Loco, Inc., Term                   7.39 to
            Loan...................... B3        B+       7.56        11/18/11            404,625
   3,055    Landry's Restaurants,                       5.95 to
            Inc., Term Loan........... Ba2       BB-      6.28        12/28/10          3,087,674
   3,972    Triarc, Cos.,                               6.66 to
            Term Loan (a)............. B1        B+       6.92        07/25/12          4,002,628
                                                                                    -------------
                                                                                       21,567,127
                                                                                    -------------
            RETAIL--OIL & GAS  0.8%
   5,800    The Pantry, Inc.,
            Term Loan................. Ba3       BB-      6.14        01/02/12          5,870,690
  10,500    Travelcenters of America,                   6.16 to
            Inc., Term Loan........... B1        BB       6.44        12/01/11         10,622,063
                                                                                    -------------
                                                                                       16,492,753
                                                                                    -------------
            RETAIL--SPECIALTY  1.0%
  11,351    Nebraska Book Co., Inc.,
            Term Loan................. B2        B        6.70        03/04/11         11,400,497
   8,836    Visant Holding Corp., Term
            Loan...................... B1        B+       6.78        10/04/11          8,964,470
                                                                                    -------------
                                                                                       20,364,967
                                                                                    -------------
            RETAIL--STORES  0.8%
   2,782    Advance Stores Co., Inc.,                   5.94 to
            Term Loan (a)............. Ba1       BB+      6.06        09/30/10          2,814,026
  12,342    Neiman Marcus Group, Inc.,
            Term Loan................. B1        B+       6.95        04/06/13         12,491,885
                                                                                    -------------
                                                                                       15,305,911
                                                                                    -------------

 24                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            TECHNOLOGY  2.0%
 $ 2,743    Double Click, Inc., Term
            Loan...................... B2        B        8.34        07/13/12      $   2,784,272
  36,160    Sungard Data Systems,
            Inc., Term Loan........... B1        B+       6.81        02/11/13         36,574,309
                                                                                    -------------
                                                                                       39,358,581
                                                                                    -------------
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  1.9%
   3,591    Cincinnati Bell, Inc.,                      5.89 to
            Term Loan (a)............. Ba3       B+       6.06        08/31/12          3,620,737
  11,200    Fairpoint Communications,
            Inc., Term Loan........... B1        BB-      6.31        02/08/12         11,239,200
   3,500    Hawaiian Telecom, Inc.,
            Term Loan................. B1        B       6.78%        10/31/12          3,533,908
   1,600    Madison River Capital,
            LLC, Term Loan............ B1        B+       6.80        07/29/12          1,616,501
   6,579    Orius Corp., LLC, Term                                  01/23/09 to
            Loan (b)(c)(d)............ NR        NR      11.75        01/23/10          1,671,112
   2,377    Orius Corp., LLC,
            Revolving Credit Agreement
            (c) (j)................... NR        NR       6.80        01/31/06          2,127,239
   9,865    Qwest Corp., Term Loan.... Ba3       BB       9.22        06/30/07         10,113,724
     800    Sorenson Communications,
            Inc., Term Loan........... NR        NR       7.49        11/15/12            812,000
   2,900    Valor Telecommunications,                   5.81 to
            LLC, Term Loan............ Ba3       BB-      6.32        02/14/12          2,913,366
                                                                                    -------------
                                                                                       37,647,787
                                                                                    -------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.1%
   2,400    Time Warner Telecom, Inc.,                  6.92 to
            Term Loan................. B1        B        7.11        11/30/10          2,440,999
                                                                                    -------------

            TELECOMMUNICATIONS--WIRELESS  0.7%
   1,800    AAT Communications Corp.,
            Term Loan................. B2        BB+      7.16        07/29/13          1,822,874
   2,372    Cellular South, Inc., Term                  6.27 to
            Loan (a).................. NR        NR       7.75        05/04/11          2,401,609
   8,708    Centennial Cellular, Inc.,                  6.45 to
            Term Loan (a)............. B1        B        6.83        02/09/11          8,836,537
                                                                                    -------------
                                                                                       13,061,020
                                                                                    -------------
            TEXTILES & LEATHER  0.3%
   6,192    The William Carter Co.,                     5.81 to
            Term Loan................. B1        BB       6.54        07/14/12          6,264,706
                                                                                    -------------

            TRANSPORTATION--CARGO  0.3%
   1,822    Jacobson Acquisition Co.,                   7.31 to     04/07/09 to
            Term Loan................. NR        NR       8.56        04/07/11          1,826,778
     800    Kenan Advantage Group,
            Inc., Term Loan........... NR        NR       7.50        12/16/11            808,000

See Notes to Financial Statements                                             25

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P     COUPON   STATED MATURITY*      VALUE
-------------------------------------------------------------------------------------------------
            TRANSPORTATION--CARGO (CONTINUED)
 $ 2,200    Quality Distribution,                       7.51 to
            Inc., Term Loan........... Caa1      B-       7.57        11/13/09      $   2,211,360
     720    Quality Distribution,
            Inc., Revolving Credit
            Agreement................. Caa1      B-       9.75        11/13/08            720,000
                                                                                    -------------
                                                                                        5,566,138
                                                                                    -------------
            TRANSPORTATION--PERSONAL  0.0%
     934    Neoplan USA Corp.,
            Revolving Credit Agreement
            (c) (e)................... NR        NR       8.54        06/30/06            933,750
                                                                                    -------------

            TRANSPORTATION--RAIL MANUFACTURING  0.5%
   9,253    Helm Holding Corp., Term                    6.80 to     07/08/11 to
            Loan...................... NR        NR      10.80%       07/08/12          9,417,052
                                                                                    -------------

            UTILITIES  2.1%
  12,063    Allegheny Energy, Inc.,                     5.51 to
            Term Loan (a)............. Ba2       BBB-     6.35        03/08/11         12,183,705
   2,705    Coleto Creek WLE, LP, Term
            Loan (a).................. Ba3       BB       6.53        06/30/11          2,732,449
     400    La Paloma Generating Co.,
            LLC, Term Loan............ B2        B        8.03        08/16/13            406,375
   4,000    Mirant North America, LLC,
            Term Loan................. Ba3       BB-      8.00        01/03/13          4,030,000
   3,211    Pike Electric, Inc., Term                               07/01/12 to
            Loan...................... NR        NR       6.25        12/10/12          3,251,118
   4,200    Primary Energy Operations,
            LLC, Term Loan............ NR        NR       7.16        08/24/09          4,249,001
   8,777    Reliant Energy Resources
            Corp., Term Loan.......... B1        B+       6.09        04/30/10          8,770,893
   2,353    Reliant Energy Resources
            Corp., Revolving Credit                     7.31 to
            Agreement................. B1        B+       7.44        12/22/09          2,241,176
   4,092    Thermal North America,
            Inc., Term Loan........... Ba3       BB-      6.28        10/12/13          4,124,945
                                                                                    -------------
                                                                                       41,989,662
                                                                                    -------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  100.5%...............................  1,972,366,584
                                                                                    -------------


NOTES  1.7%
Boise Cascade, LLC ($2,800,000 par, 7.48% coupon, maturing 10/15/12) (g).....        2,737,000
Builders FirstSource, Inc. ($6,300,000 par, 8.04% coupon, maturing 02/15/12)
  (g)........................................................................        6,473,250
Compression Polymers Corp. ($2,300,00 par, 11.44% coupon, maturing 07/01/12)
  (g)........................................................................        2,311,500
Del Laboratories, Inc. ($3,600,000 par, 9.68% coupon, maturing 11/01/11)
  (g)........................................................................        3,690,000

 26                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

DESCRIPTION                                                                         VALUE
----------------------------------------------------------------------------------------------
Insight Health Services Corp. ($8,000,000 par, 9.93% coupon, maturing
  11/01/11) (g)..............................................................   $    7,480,000
Qwest Corp. ($3,500,000 par, 7.74% coupon, maturing 06/15/13) (g)............        3,793,125
Rogers Wireless Communications, Inc. ($6,000,000 par, 7.62% coupon, maturing
  12/15/10) (Canada) (g).....................................................        6,217,500
US Unwired, Inc. ($800,000 par, 8.74% coupon, maturing 06/15/10) (g).........          828,000
                                                                                --------------

TOTAL NOTES  1.7%............................................................       33,530,375
                                                                                --------------

EQUITIES  1.0%
Aladdin Gaming Holdings, LLC (8.63% ownership interest, acquired 09/03/04,
  Cost $240,062) (h) (i).....................................................           83,157
DecorateToday.com (198,600 common shares, Acquisition date 12/31/98, Cost
  $3,505,909) (c) (h) (i)....................................................        1,958,196
Environmental Systems Products Holdings, Inc. (2,183 common shares,
  Acquisition date 06/22/04, Cost $0) (h) (i)................................           74,681
IDT Corp. (22,898 common shares) (h).........................................          282,790
Imperial Home Decor Group, Inc. (1,816,143 common shares, Acquisition date
  04/26/01, Cost $1,852,465) (c) (e) (h) (i).................................                0
London Clubs International (Warrants for 141,981 common shares, Acquisition
  date 10/15/04, Cost $260,910) (h) (i)......................................          349,197
London Fog Industries, Inc. (515,922 common shares) (c) (h)..................                0
Neoplan USA Corp. (2,262 preferred shares, Acquisition date 09/04/03, Cost
  $1,074,522) (c) (e) (h) (i)................................................                0
Neoplan USA Corp. (8,517 common shares, Acquisition date 09/04/03, Cost $85)
  (c) (e) (h) (i)............................................................                0
Orius Corp. (1,211,236 common shares, Acquisition date 02/03/03, Cost $0) (b)
  (c) (h) (i)................................................................                0
Planet Hollywood International, Inc. (Warrants for 95,324 common shares,
  Acquisition date 09/03/04, Cost $0) (h) (i)................................                0
RailWorks Corp. (Warrants for 1,037 common shares, Acquisition date 07/28/05,
  Cost $2,560,327) (h) (i)...................................................                0
Rotech Medical Corp. (94,289 common shares, Acquisition date 06/12/02, Cost
  $377,156) (h) (i)..........................................................                0
Safelite Glass Corp. (724,479 common shares, Acquisition date 10/20/00, Cost
  $3,912,187) (c) (h) (i)....................................................                0
Safelite Realty (48,903 common shares, Acquisition date 10/20/00, Cost $0)
  (c) (h) (i)................................................................                0
Targus Group International (Warrants for 66,824 common shares, Acquisition
  date 01/30/04, Cost $0) (h) (i)............................................          133,648
Trans World Entertainment Corp. (3,288,962 common shares, Acquisition date
  03/03/98, Cost $60,310,984) (c) (h) (i)....................................       17,234,161
                                                                                --------------

TOTAL EQUITIES  1.0%.........................................................       20,115,830
                                                                                --------------

TOTAL LONG-TERM INVESTMENTS  103.2%
  (Cost $2,113,740,332)......................................................    2,026,012,789
                                                                                --------------

See Notes to Financial Statements                                             27

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

DESCRIPTION                                                                         VALUE
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  1.7%
REPURCHASE AGREEMENT  1.1%
State Street Bank & Trust Corp. ($21,000,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.39%
  dated 01/31/06, to be sold on 02/01/06 at $21,002,561) (a).................   $   21,000,000

TIME DEPOSIT  0.6%
State Street Bank & Trust Corp. ($11,713,118 par, 3.40% coupon, dated
  01/31/06, to be sold on 02/01/06 at $11,714,224) (a).......................       11,713,118
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS  1.7%
  (Cost $32,713,118).........................................................       32,713,118
                                                                                --------------

TOTAL INVESTMENTS  104.9%
  (Cost $2,146,453,450)......................................................    2,058,725,907

BORROWINGS  (5.6)%...........................................................     (110,000,000)

ASSETS IN EXCESS OF OTHER LIABILITIES  0.7%..................................       13,789,129
                                                                                --------------

NET ASSETS  100.0%...........................................................   $1,962,515,036
                                                                                ==============

NR--Not rated

N/A--Not applicable

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

    Industry percentages are calculated as a percentage of net assets.

(a) All or a portion of this security is segregated in connection with unfunded loan commitments.

(b) This borrower has filed for protection in federal bankruptcy court.

(c) Affiliated company. See Notes to Financial Statements.

(d) This Senior Loan interest is non-income producing.

(e) This borrower is currently in liquidation.

(f) Payment-in-kind security.

(g) Variable rate security. Interest rate shown is that in effect at January 31, 2006.

(h) Non-income producing security as this stock currently does not declare dividends.

(i) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 1.0% of the net assets of the Fund.

(j) The borrower is in the process of restructuring or amending the terms of this loan.

* Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

 28                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2006 (Unaudited)

ASSETS:
Investments in unaffiliated loans/securities (Cost
 $2,015,096,331)............................................  $ 2,019,834,739
Investments in affiliated loans/securities (Cost
 $131,357,119)..............................................       38,891,168
                                                              ---------------
 Total Investments (Cost $2,146,453,450)....................    2,058,725,907
Cash........................................................       16,471,396
Receivables:
 Investments Sold...........................................       31,608,009
 Interest and Fees..........................................       13,739,057
 Fund Shares Sold...........................................          389,726
Other.......................................................           37,961
                                                              ---------------
   Total Assets.............................................    2,120,972,056
                                                              ---------------
LIABILITIES:
Payables:
 Borrowings.................................................      110,000,000
 Investments Purchased......................................       38,726,270
 Income Distributions.......................................        1,789,570
 Investment Advisory Fee....................................        1,494,451
 Distributor and Other Affiliates...........................        1,009,395
 Administrative Fee.........................................          436,778
 Fund Shares Repurchased....................................            1,890
Unfunded Commitments........................................        2,102,936
Accrued Expenses............................................        1,605,786
Trustees' Deferred Compensation and Retirement Plans........        1,182,292
Accrued Interest Expense....................................          107,652
                                                              ---------------
   Total Liabilities........................................      158,457,020
                                                              ---------------
NET ASSETS..................................................  $ 1,962,515,036
                                                              ===============
NET ASSETS CONSIST OF:
Capital.....................................................  $ 3,137,224,486
Accumulated Undistributed Net Investment Income.............        2,191,889
Net Unrealized Depreciation.................................      (89,830,479)
Accumulated Net Realized Loss...............................   (1,087,070,860)
                                                              ---------------
NET ASSETS..................................................  $ 1,962,515,036
                                                              ===============
NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
   Net asset value per share (Based on net assets of
   $70,891,918 and 7,845,515 shares of beneficial interest
   issued and outstanding)..................................  $          9.04
   Maximum sales charge (3.25%* of offering price)..........             0.30
                                                              ---------------
   Maximum offering price to public.........................             9.34
                                                              ===============
 Class B Shares:
   Net asset value and offering price per share (Based on
   net assets of $13,594,654 and 1,504,534 shares of
   beneficial interest issued and outstanding)..............  $          9.04
                                                              ===============
 Class C Shares:
   Net asset value and offering price per share (Based on
   net assets of $69,608,990 and 7,704,224 shares of
   beneficial interest issued and outstanding)..............  $          9.04
                                                              ===============
 Class IB Shares:
   Net asset value and offering price per share (Based on
   net assets of $1,449,559,191 and 160,240,721 shares of
   beneficial interest issued and outstanding)..............  $          9.05
                                                              ===============
 Class IC Shares:
   Net asset value and offering price per share (Based on
   net assets of $358,860,283 and 39,682,969 shares of
   beneficial interest issued and outstanding)..............  $          9.04
                                                              ===============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             29

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended January 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest from unaffiliated loans/securities.................  $ 70,927,887
Interest from affiliated loans/securities...................     1,114,908
Other.......................................................     1,362,254
                                                              ------------
    Total Income............................................    73,405,049
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     9,178,665
Administrative Fee..........................................     2,685,939
Shareholder Services........................................       983,485
Interest Expense............................................       882,744
Distribution and Service Fees (Attributed to Classes A, B, C
  and IC of $85,837, $63,270, $327,894 and $308,521,
  respectively).............................................       785,522
Legal.......................................................       712,982
Custody.....................................................       330,562
Trustees' Fees and Related Expenses.........................        68,456
Other.......................................................     1,361,241
                                                              ------------
    Total Expenses..........................................    16,989,596
    Service Fee Reimbursement...............................       492,149
    Less Credits Earned on Cash Balances....................        43,494
                                                              ------------
    Net Expenses............................................    16,453,953
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 56,951,096
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss on unaffiliated loans/securities..........  $ (8,536,839)
Net Realized Gain on affiliated loans/securities............    11,397,552
                                                              ------------
                                                                 2,860,713
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (68,354,134)
                                                              ------------
  End of the Period
    Investments.............................................   (87,727,543)
    Unfunded Commitments....................................    (2,102,936)
                                                              ------------
                                                               (89,830,479)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (21,476,345)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(18,615,632)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 38,335,464
                                                              ============

 30                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE           FOR THE
                                                           SIX MONTHS ENDED     YEAR ENDED
                                                           JANUARY 31, 2006   JULY 31, 2005
                                                           ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................   $   56,951,096    $   88,510,259
Net Realized Gain/Loss...................................        2,860,713       (15,723,278)
Net Unrealized Appreciation/Depreciation During the
  Period.................................................      (21,476,345)       32,662,107
                                                            --------------    --------------
Change in Net Assets from Operations.....................       38,335,464       105,449,088
                                                            --------------    --------------

Distributions from Net Investment Income:
  Class A Shares.........................................       (1,730,614)         (640,250)
  Class B Shares.........................................         (272,248)         (109,825)
  Class C Shares.........................................       (1,410,472)         (511,679)
  Class IB Shares........................................      (39,831,598)      (64,404,166)
  Class IC Shares........................................      (10,305,247)      (15,299,318)
                                                            --------------    --------------
Total Distributions......................................      (53,550,179)      (80,965,238)
                                                            --------------    --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......      (15,214,715)       24,483,850
                                                            --------------    --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................       54,298,657       563,529,321
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................       28,338,660        42,159,249
Cost of Shares Repurchased...............................     (290,277,913)     (479,983,896)
                                                            --------------    --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......     (207,640,596)      125,704,674
                                                            --------------    --------------
TOTAL INCREASE/DECREASE IN NET ASSETS....................     (222,855,311)      150,188,524
NET ASSETS:
Beginning of the Period..................................    2,185,370,347     2,035,181,823
                                                            --------------    --------------
End of the Period (Including accumulated undistributed
  net investment income of $2,191,889 and ($1,209,028),
  respectively)..........................................   $1,962,515,036    $2,185,370,347
                                                            ==============    ==============

See Notes to Financial Statements                                             31

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended January 31, 2006 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS........................  $  38,335,464
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash provided by Operating Activities:
  Decrease in Investments at Value..........................    268,892,692
  Increase in Receivable for Investments Sold...............    (15,742,622)
  Increase in Interest and Fees Receivables.................     (2,445,428)
  Decrease in Other Assets..................................          7,892
  Decrease in Payable for Investments Purchased.............       (472,049)
  Decrease in Investment Advisory Fee Payable...............       (149,372)
  Increase in Distributor and Other Affiliates Payable......        264,429
  Decrease in Administrative Fee Payable....................        (45,265)
  Change in Unfunded Commitments............................         95,538
  Increase in Accrued Expenses..............................        389,981
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................         52,405
                                                              -------------
    Total Adjustments.......................................    250,848,201
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    289,183,665
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in Bank Borrowings...................................    (13,000,000)
Change in Accrued Interest Expense..........................        (31,713)
Proceeds from Shares Sold...................................     55,629,399
Payments on Shares Repurchased..............................   (290,277,913)
Cash Dividends Paid.........................................    (25,033,145)
                                                              -------------
    Net Cash Used for Financing Activities..................   (272,713,372)
                                                              -------------
NET INCREASE IN CASH........................................     16,470,293
Cash at Beginning of the Period.............................          1,103
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $  16,471,396
                                                              =============

 32                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            FEBRUARY 18, 2005
                                                                              (COMMENCEMENT
                                                              SIX MONTHS      OF INVESTMENT
                                                                 ENDED       OPERATIONS) TO
                                                              JANUARY 31,       JULY 31,
CLASS A SHARES                                                   2006             2005
                                                              -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................     $9.10            $9.12
                                                                 -----            -----
  Net Investment Income (b).................................       .25              .18
  Net Realized and Unrealized Loss..........................     (.08)            (.04)
                                                                 -----            -----
Total from Investment Operations............................       .17              .14
Less Distributions from Net Investment Income...............       .23              .16
                                                                 -----            -----
NET ASSET VALUE, END OF THE PERIOD..........................     $9.04            $9.10
                                                                 =====            =====

Total Return* (a)...........................................     1.77%**          1.75%**
Net Assets at End of the Period (In millions)...............     $70.9            $54.0
Ratio of Expenses to Average Net Assets*....................     1.51%            1.46%
Ratio of Net Investment Income to Average Net Assets*.......     5.35%            4.44%
Portfolio Turnover (c)......................................       39%**            90%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     1.76%            1.71%
   Ratio of Net Investment Income to Average Net Assets.....     5.10%            4.19%

**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% or early withdrawal charge. On purchases of $1 million or more, an early withdrawal charge of 1% may be imposed on certain repurchases by the Fund made within eighteen months of purchase. If the sales charges were included total returns would be lower. These returns include combined distribution and services fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.

(b) Based on average shares outstanding.

(c) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

See Notes to Financial Statements                                             33

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            FEBRUARY 18, 2005
                                                                              (COMMENCEMENT
                                                              SIX MONTHS      OF INVESTMENT
                                                                 ENDED       OPERATIONS) TO
                                                              JANUARY 31,       JULY 31,
CLASS B SHARES                                                   2006             2005
                                                              -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................     $9.10            $9.12
                                                                 -----            -----
  Net Investment Income (b).................................       .21              .14
  Net Realized and Unrealized Loss..........................     (.08)            (.03)
                                                                 -----            -----
Total from Investment Operations............................       .13              .11
Less Distributions from Net Investment Income...............       .19              .13
                                                                 -----            -----
NET ASSET VALUE, END OF THE PERIOD..........................     $9.04            $9.10
                                                                 =====            =====

Total Return* (a)...........................................     1.40%**          1.41%**
Net Assets at End of the Period (In millions)...............     $13.6            $10.8
Ratio of Expenses to Average Net Assets*....................     2.26%            2.22%
Ratio of Net Investment Income to Average Net Assets*.......     4.60%            3.73%
Portfolio Turnover (c)......................................       39%**            90%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     2.51%            2.47%
   Ratio of Net Investment Income to Average Net Assets.....     4.35%            3.48%

**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 3%, charged on certain repurchases by the Fund made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total return would be lower. This return includes combined distribution and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.

(b) Based on average shares outstanding.

(c) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

 34                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            FEBRUARY 18, 2005
                                                                              (COMMENCEMENT
                                                              SIX MONTHS      OF INVESTMENT
                                                                 ENDED       OPERATIONS) TO
                                                              JANUARY 31,       JULY 31,
CLASS C SHARES                                                   2006             2005
                                                              -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................     $9.10            $9.12
                                                                 -----            -----
  Net Investment Income (b).................................       .21              .14
  Net Realized and Unrealized Loss..........................     (.08)            (.03)
                                                                 -----            -----
Total from Investment Operations............................       .13              .11
Less Distributions from of Net Investment Income............       .19              .13
                                                                 -----            -----
NET ASSET VALUE, END OF THE PERIOD..........................     $9.04            $9.10
                                                                 =====            =====

Total Return* (a)...........................................     1.40%**          1.41%**
Net Assets at End of the Period (In millions)...............     $69.6            $55.7
Ratio of Expenses to Average Net Assets*....................     2.26%            2.21%
Ratio of Net Investment Income to Average Net Assets*.......     4.59%            3.66%
Portfolio Turnover (c)......................................       39%**            90%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     2.51%            2.46%
   Ratio of Net Investment Income to Average Net Assets.....     4.34%            3.41%

**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 1%, charged on certain repurchases by the Fund made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined distribution and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.

(b) Based on average shares outstanding.

(c) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

See Notes to Financial Statements                                             35

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                      ENDED                      YEAR ENDED JULY 31,
CLASS IB SHARES                    JANUARY 31,   ----------------------------------------------------
                                      2006         2005       2004       2003       2002       2001
                                   ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $   9.11     $   9.00   $   8.29   $   8.09   $   8.61   $   9.50
                                    --------     --------   --------   --------   --------   --------
  Net Investment Income (b)......        .25          .37        .30        .33        .41        .66
  Net Realized and Unrealized
    Gain/Loss....................       (.08)         .08        .68        .19       (.55)      (.86)
                                    --------     --------   --------   --------   --------   --------
Total from Investment
  Operations.....................        .17          .45        .98        .52       (.14)      (.20)
                                    --------     --------   --------   --------   --------   --------
Less:
  Distributions from Net
    Investment Income............        .23          .34        .25        .29        .38        .69
  Return of Capital
    Distributions................        -0-          -0-        .02        .03        -0-        -0-
                                    --------     --------   --------   --------   --------   --------
Total Distributions..............        .23          .34        .27        .32        .38        .69
                                    --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD.........................   $   9.05     $   9.11   $   9.00   $   8.29   $   8.09   $   8.61
                                    ========     ========   ========   ========   ========   ========

Total Return (a).................      1.77%*       5.18%     12.03%      6.58%     -1.61%     -2.11%
Net Assets at End of the Period
  (In millions)..................   $1,449.6     $1,639.0   $1,703.1   $1,876.1   $2,558.7   $3,989.7
Ratio of Expenses to Average Net
  Assets.........................      1.51%        1.42%      1.48%      1.54%      1.43%      1.43%
Ratio of Net Investment Income to
  Average Net Assets.............      5.33%        4.09%      3.44%      4.21%      4.85%      7.34%
Portfolio Turnover (c)...........        39%*         90%        94%        49%        36%        42%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 3%, charged on repurchases by the Fund made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or repurchases by the Fund of Fund shares. The early withdrawal charge was terminated effective February 18, 2005.

(b) Based on average shares outstanding.

(c) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

 36                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                JUNE 13, 2003
                                              SIX MONTHS        YEAR ENDED      (COMMENCEMENT
                                                 ENDED           JULY 31,       OF INVESTMENT
CLASS IC SHARES                               JANUARY 31,    ----------------   OPERATIONS) TO
                                                 2006         2005      2004    JULY 31, 2003
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....    $ 9.11       $ 9.00    $ 8.29       $ 8.16
                                                ------       ------    ------       ------
  Net Investment Income (b).................       .25          .37       .28          .04
  Net Realized and Unrealized Gain/Loss.....      (.09)         .07       .69          .12
                                                ------       ------    ------       ------
Total from Investment Operations............       .16          .44       .97          .16
                                                ------       ------    ------       ------
Less:
  Distributions from Net Investment
    Income..................................       .23          .33       .24          .03
  Return of Capital Distributions...........       -0-          -0-       .02          -0-
                                                ------       ------    ------       ------
Total Distributions.........................       .23          .33       .26          .03
                                                ------       ------    ------       ------
NET ASSET VALUE, END OF THE PERIOD..........    $ 9.04       $ 9.11    $ 9.00       $ 8.29
                                                ======       ======    ======       ======

Total Return* (a)...........................     1.77%**      4.98%    11.86%        2.02%**
Net Assets at End of the Period (In
  millions).................................    $358.9       $426.0    $332.0       $246.1
Ratio of Expenses to Average Net Assets.....     1.51%*       1.48%*    1.62%        1.56%
Ratio of Net Investment Income to Average
  Net Assets................................     5.33%*       4.07%*    3.26%        3.89%
Portfolio Turnover (c)......................       39%**        90%       94%          49%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets.................................     1.66%        1.56%       N/A          N/A
   Ratio of Net Investment Income to Average
     Net Assets.............................     5.18%        3.99%       N/A          N/A

**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 1%, charged on repurchases by the Fund made within one year of purchase. If the sales charge was included, total returns would be lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or repurchases by the Fund of Fund shares. The early withdrawal charge was terminated effective February 18, 2005.

(b) Based on average shares outstanding.

(c) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

N/A=Not Applicable

See Notes to Financial Statements                                             37

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Loan Fund (the "Fund") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund invests primarily in adjustable rate Senior Loans. Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund commenced investment operations on October 4, 1989. The Fund continuously offers Class A Shares, Class B Shares and Class C Shares. Class IB Shares and Class IC Shares are not continuously offered. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Fund's Senior Loans are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund's Board of Trustees. Under the valuation guidelines, Senior Loans for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Fund's portfolio. The fair value of Senior Loans are reviewed and approved by the Fund's Valuation Committee and Board of Trustees.

    Equity securities are valued on the basis of prices furnished by pricing services or at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment. The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees on senior loans purchased are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note or other fixed-income security.

    Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements. Income, expenses and realized and unrealized gains or losses are allocated on a pro-rata basis to each class of shares except for distribution and service fees, which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $1,027,665,325, which will expire according to the following schedule.

AMOUNT                                                         EXPIRATION
$    230,325................................................  July 31, 2006
  25,341,287................................................  July 31, 2007
  28,927,103................................................  July 31, 2008
  90,868,001................................................  July 31, 2009
 445,144,583................................................  July 31, 2010
 215,755,020................................................  July 31, 2011
 153,257,861................................................  July 31, 2012
  68,141,145................................................  July 31, 2013

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

    At January 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $2,173,593,836
                                                              ==============
Gross tax unrealized appreciation...........................      16,153,891
Gross tax unrealized depreciation...........................    (131,021,820)
                                                              --------------
Net tax unrealized depreciation on investments..............  $ (114,867,929)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended July 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................  $80,556,679
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $80,556,679
                                                              ===========

    As of July 31, 2005, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $2,022,532

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions and losses that were recognized for book purposes but not for tax purposes at the end of the fiscal year.

F. CREDITS EARNED ON CASH BALANCES During the six months ended January 31, 2006, the Fund's custody fee was reduced by $43,494 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................    .900%
Next $1.0 billion...........................................    .850%
Next $1.0 billion...........................................    .825%
Next $500 million...........................................    .800%
Over $3.0 billion...........................................    .775%

    In addition, the Fund will pay a monthly administrative fee to Van Kampen Funds Inc., the Fund's Administrator, at an annual rate of .25% of the average daily net assets of the Fund. The administrative services provided by the Administrator include monitoring the

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund's portfolio and providing certain services to the holders of the Fund's securities.

    For the six months ended January 31, 2006, the Fund recognized expenses of approximately $433,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a Trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended January 31, 2006, the Fund recognized expenses of approximately $229,700, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the six months ended January 31, 2006, the Fund recognized expenses for these services of approximately $784,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and Trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or Trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its Trustees who are not officers of Van Kampen. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each Trustee's years of service to the Fund. The maximum annual benefit per Trustee under the plan is $2,500.

    At January 31, 2006, Van Kampen owned 106 shares of Class A and 110 shares of Class C.

    For the six months ended January 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $26,200 and CDSC on redeemed shares of approximately $65,700. Sales charges do not represent expenses of the Fund.

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

    During the period, the Fund owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940, as amended, as those companies in which a Fund holds 5% or more of the outstanding voting securities.

                                                    INTEREST/
                                        PAR/         DIVIDEND     MARKET VALUE
NAME                                   SHARES*        INCOME        1/31/06           COST
DecorateToday.com-Common Shares....      198,600    $        0    $ 1,958,196     $  3,505,909
Imperial Home Decor Group, Inc.--
  Term Loan........................  $ 4,893,497             0        122,337        4,870,481
Imperial Home Decor Group, Inc.--
  Common Shares....................    1,816,143             0              0        1,852,465
London Fog Industries, Inc.--
  Common Shares....................      515,922             0              0       33,576,536
Neoplan USA Corp.--Revolver........  $   933,750        39,205        933,750          933,750
Neoplan USA Corp.--Common Shares...        8,517             0              0               85
Neoplan USA Corp.--Preferred
  Shares...........................        2,262             0              0        1,074,522
Orius Corp.-- Term Loan............  $ 6,579,313       264,602      1,671,112        3,949,081
Orius Corp.--Revolver..............  $ 2,376,804       129,550      2,127,239        2,376,804
Orius Corp.--Common Shares.........    1,211,236             0              0                0
Safelite Glass Corp.--Term Loan....  $14,994,316       681,551     14,844,373       14,994,316
Safelite Glass Corp.--Common
  Shares...........................      724,479             0              0        3,912,187
Safelite Reality-Common Shares.....       48,903             0              0                0
Transworld Entertainment Corp.--
  Common Shares....................    3,288,962             0     17,234,161       60,310,983
                                                    ----------    ------------    ------------
                                                    $1,114,908    $38,891,168     $131,357,119
                                                    ==========    ============    ============

*   Shares were acquired through the restructuring of senior loan interests.

    Affiliate transactions during the six months ended January 31, 2006, were as follows:

                         PAR/SHARES                                  PAR/SHARES      REALIZED
                            AS OF         GROSS          GROSS          AS OF          GAIN/
NAME                       7/31/05      ADDITIONS     REDUCTIONS       1/31/06        (LOSS)
Chart Industries, Term
  Loan.................  $ 5,285,257    $3,400,000    $(5,379,701)   $ 3,305,556    $  (806,448)
Chart Industries,
  Common Shares........      280,454             0       (280,454)             0     12,200,819
Orius Corp., Term
  Loan.................  $ 6,481,269    $   98,044              0    $ 6,579,313              0
Orius Corp., LLC,
  Revolver.............  $ 4,330,904             0    $(1,954,100)   $ 2,376,804              0
Safelite Glass Corp.,
  Term Loan............  $16,441,720             0    $(1,447,404)   $14,994,316          3,181
                                                                                    -----------
                                                                                    $11,397,552
                                                                                    ===========

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended January 31, 2006 and the year ended July 31, 2005, transactions were as follows:

                                             FOR THE                         FOR THE
                                         SIX MONTH ENDED                    YEAR ENDED
                                         JANUARY 31, 2006                 JULY 31, 2005
                                   ----------------------------    ----------------------------
                                     SHARES           VALUE          SHARES           VALUE
Sales:
  Class A........................    3,015,148    $  27,336,720      6,457,801    $  58,942,482
  Class B........................      446,347        4,044,829      1,272,717       11,617,443
  Class C........................    2,064,035       18,713,383      6,219,523       56,760,288
  Class IB.......................      257,348        2,333,848     29,709,650      270,363,646
  Class IC.......................      206,381        1,869,877     18,287,687      165,845,462
                                   -----------    -------------    -----------    -------------
Total Sales......................    5,989,259    $  54,298,657     61,947,378    $ 563,529,321
                                   ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A........................      106,097    $     960,624         39,840    $     362,784
  Class B........................       18,649          168,842          6,754           61,502
  Class C........................       75,755          685,871         26,118          237,778
  Class IB.......................    2,413,529       21,880,468      3,810,505       34,609,287
  Class IC.......................      512,457        4,642,855        757,994        6,887,898
                                   -----------    -------------    -----------    -------------
Total Dividend Reinvestment......    3,126,487    $  28,338,660      4,641,211    $  42,159,249
                                   ===========    =============    ===========    =============
Repurchases:
  Class A........................   (1,205,406)   $ (10,892,920)      (567,965)   $  (5,178,140)
  Class B........................     (143,125)      (1,294,218)       (96,808)        (883,120)
  Class C........................     (554,546)      (5,011,098)      (126,661)      (1,154,058)
  Class IB.......................  (22,345,297)    (202,377,769)   (42,836,274)    (389,295,735)
  Class C........................   (7,813,842)     (70,701,908)    (9,172,693)     (83,472,844)
                                   -----------    -------------    -----------    -------------
Total Repurchases................  (32,062,216)   $(290,277,913)   (52,800,401)   $(479,983,896)
                                   ===========    =============    ===========    =============

4. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $830,178,231 and $1,390,498,789, respectively.

5. REPURCHASE OF SHARES

The Fund has adopted the following fundamental policies in relation to its repurchase offers, which cannot be changed without the approval of the holders of a majority of the Fund's outstanding shares: the Fund has a policy of making periodic repurchase offers ("Repurchase Offers") for the Fund's common shares pursuant to Rule 23c-3(b) of the Investment Company Act of 1940, as amended (the "1940 Act"); Repurchase Offers will be made at periodic intervals of, initially, quarterly (the "Periodic Interval"); provided, that the Periodic Interval shall become one month without any additional action by the Board of Trustees, and without the requirement of a shareholder vote, upon the Securities and Exchange Commission granting exemptive relief to the Fund from the provisions of Rule 23c-3 of the 1940 Act; the repurchase request deadline will be the third Friday of each month (or the

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

preceding business day if such third Friday is not a business day) in which a Repurchase Offer ends (the "Request Deadline"); and the repurchase pricing date for a Repurchase Offer shall occur no later than the fourteenth calendar day after such Repurchase Offer's Request Deadline (or the next business day after such fourteenth calendar day if the fourteenth calendar day is not a business day). So long as the Periodic Interval is quarterly, the Fund's Repurchase Offers will end in the months of January, April, July and October.

    During the six months ended January 31, 2006, the Fund made two Repurchase offers pursuant to Rule 23c-3(b) as follows: During the Repurchase Offer period ended October 21, 2005 (the Request Deadline), the Fund offered to repurchase up to 15% of the aggregate of its outstanding shares and the total amount tendered in such Repurchase Offer amounted to 16,604,499 shares or 6.8% of the Fund's outstanding shares. During the Repurchase Offer period ended January 20, 2006 (the Request Deadline), the Fund offered to repurchase up to 15% of the aggregate of its outstanding shares and the total amount tendered in such Repurchase Offer amounted to 15,457,717 shares or 6.7% of the Fund's outstanding shares.

6. COMMITMENTS/BORROWINGS

Pursuant to the terms of certain of the Senior Loan agreements, the Fund had unfunded loan commitments of approximately $131,904,100 as of January 31, 2006. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities, and liquid senior loans as a reserve. The unrealized depreciation on these commitments of $2,102,936 as of January 31, 2006 is reported as "Unfunded Commitments" on the Statement of Assets and Liabilities.

    The Fund has entered into a revolving credit agreement for an aggregate of $300,000,000, which will terminate on November 9, 2006. The proceeds of any borrowing by the Fund under the revolving credit agreement shall be used for temporary liquidity purposes and funding of shareholder repurchases. Annual commitment fees of .13% are charged on the unused portion of the credit line. For the six months ended January 31, 2006, the Fund recognized commitment fee expenses of approximately $366,900.

    Borrowings under this facility will bear interest at the Eurodollar rate plus 1.00%. For the six months ended January 31, 2006, when in use, the average daily balance of borrowings under the revolving credit agreement was $96,035,714 with a weighted average interest rate of 3.94%.

7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

    At January 31, 2006, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT       VALUE
                                                                (000)       (000)
SELLING PARTICIPANT
General Electric............................................   $11,200     $11,239
                                                               =======     =======

8. DISTRIBUTION AND SERVICE PLAN

Shares of the Fund are distributed by Van Kampen Funds, Inc. ("the Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each of its Class A Shares, Class B Shares and Class C Shares and in so doing has agreed to comply with rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), as if the Fund were an open-end investment company. The Fund also has adopted a service plan (the "Service Plan") with respect to each of its Class A Shares, Class B Shares, Class C Shares and Class IC Shares. There is no Distribution Plan or Service Plan for the Class IB Shares and no Distribution Plan for the Class IC Shares. All service fees under the Service Plan applicable to Class A Shares, Class B Shares, Class C Shares and Class IC Shares are currently being waived. For the six months ended January 31, 2006, the Distributor waived service fees of $492,149. This waiver is voluntary in nature and can be discontinued at any time. Under the Distribution Plan and Service Plan, the Fund pays distribution fees in connection with the sale and distribution of its Shares and service fees in connection with the provision of ongoing services to shareholders of each such class and the maintenance of shareholder accounts.

    Under the Distribution Plan and Service Plan, the Fund incurs up to a total of 0.25%, 1.00%, 1.00%, and 0.15% (0.25% maximum) per year of the average daily net assets of Class A Shares, Class B Shares, Class C Shares, and Class IC Shares, respectively. Due to voluntary fee waivers by the Distributor, the aggregate distribution and service fees are currently 0.00%, 0.75%, 0.75%, and 0.00% per year of the average daily net assets for Class A Shares, Class B Shares, Class C Shares, and Class IC Shares, respectively. Annual fees under the Distribution Plan and Service Plan are accrued daily. The net annual fees for Class B Shares and Class C Shares are paid monthly to the Distributor. The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $231,200 and $351,000 for Class B Shares and Class C Shares, respectively. This amount may be recovered from future payments under the distribution plan. To the extent the unreimbursed receivable has been fully recovered, any excess fees will be refunded to the Fund on a quarterly basis.

9. LITIGATION

On September 28, 2001 and October 11, 2001, separate complaints were filed in the United States District Court for the Northern District of Illinois each by a shareholder of the Fund against the Fund, the Adviser, Van Kampen Funds Inc. and certain directors and officers of the Fund. The respective complaints, framed as class actions, allege misstatements and omissions in the Fund's registration statements in violation of the federal securities laws. The separate complaints were consolidated on or about December 15, 2001, and the class was

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

certified on or about August 26, 2002. The consolidated action is entitled Abrams et al. v. Van Kampen Funds, Inc., et al., No. 01 C 7538 (N.D. Ill., Hart J.). On June 3, 2005, the Court preliminarily approved a pretrial settlement of this class action in the amount of $31,500,000. A fairness hearing on the settlement was scheduled for November 16, 2005. Under the terms of the proposed settlement, the Fund will not be responsible for the settlement amount. On January 20, 2006, the Court approved a settlement and the cause of action was dismissed with prejudice.

10. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SENIOR LOAN FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

HOWARD TIFFEN
Vice President

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60601-4301

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Senior Loan Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Senior Loan Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing

                                                           (continued on back)

  Van Kampen Senior Loan Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                       59, 359
                                                                  SLF SAR 3/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RA06-00209P-Y01/06

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Loan Fund

By:   /s/ Ronald E. Robison
   -------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
   -------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 23, 2006

By:  /s/ Phillip G. Goff
   -------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 23, 2006